Sep. 05, 2019
INVESCO EXCHANGE-TRADED SELF-INDEXED FUND TRUST

SUPPLEMENT DATED MAY 29, 2020 TO THE PROSPECTUSES DATED
SEPTEMBER 5, 2019, AS PREVIOUSLY SUPPLEMENTED, OF:
Invesco BulletShares 2029 Corporate Bond ETF (the “Fund”)
Effective immediately, the following disclosure replaces the first paragraph in the section “Summary Information – Fund Fees and Expenses”:
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.